Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Gold prepayment liability	$ 55,901	$ 71,208	$ 140,008
Wheaton refund liability	6,653	6,383
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	1,416	577
Investments at FVTPL	6,452	9,799
Financial assets measured at fair value	7,868	10,376
Non-hedge derivatives	11,811	17,995
Gold prepayment liability	55,901	71,208
Agreements with communities	53,459	35,870
Wheaton refund liability	10,346	7,744
Senior secured revolving credit facilities	96,950	0
Senior unsecured notes	1,176,312	1,094,988
Financial liabilities measured at fair value	1,404,779	1,227,805
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	6,452	9,799
Financial assets measured at fair value	6,452	9,799
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	0	0
Wheaton refund liability	0	0
Senior secured revolving credit facilities	0
Senior unsecured notes	1,176,312	1,094,988
Financial liabilities measured at fair value	1,176,312	1,094,988
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	1,416	577
Investments at FVTPL	0	0
Financial assets measured at fair value	1,416	577
Non-hedge derivatives	11,811	17,995
Gold prepayment liability	55,901	71,208
Agreements with communities	0	0
Wheaton refund liability	0	0
Senior secured revolving credit facilities	0
Senior unsecured notes	0	0
Financial liabilities measured at fair value	67,712	89,203
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Financial assets measured at fair value	0	0
Non-hedge derivatives	0	0
Gold prepayment liability	0	0
Agreements with communities	53,459	35,870
Wheaton refund liability	10,346	7,744
Senior secured revolving credit facilities	96,950
Senior unsecured notes	0	0
Financial liabilities measured at fair value	$ 160,755	$ 43,614